Offerings	Feb. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 749,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,436.90
Offering Note	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153.10